Filed with the Securities and Exchange Commission on June 27, 2022
1933 Act Registration File No. 333-262082

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	1	[	X	]
and/or
(Check appropriate box or boxes.)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (414) 765 6844

Brian R. Wiedmeyer, President and Principal Executive Officer Managed Portfolio Series 615 East Michigan Street Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

Michael P. O’Hare, Esq. Stradley Ronon Stevens & Young, LLP. 2005 Market Street, Suite 2600 Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to Rule 485(b)
[		]	On (date) pursuant to Rule 485(b)
[		]	60 days after filing pursuant to Rule(a)(1)
[		]	on (date) pursuant to Rule(a)(1)
[		]	75 days after filing pursuant to Rule(a)(2)
[		]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 1 incorporates by reference Parts A and B of the Trust’s Pre-Effective Amendment No. 1, filed on March 21, 2022. The sole purpose of this Post-Effective Amendment No. 1 is to file the executed Tax Opinion as an exhibit.

PART C: OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

ITEM 16. EXHIBITS:

(1)	(a)	Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 4, 2011
(b)
Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference from Post-Effective Amendment No. 314 to Registrant’s Registration Statement on Form N-1A filed on October 24, 2017

(2)		Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(3)		Not applicable.
(4)		Form of Agreement and Plan of Reorganization – incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on March 21, 2022.
(5)		Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011
(6)	(a)
Investment Advisory Agreement between the Trust, on behalf of the Kensington Managed Income Fund and Kensington Dynamic Growth Fund, and Kensington Asset Management, LLC – incorporated herein by reference to Post-Effective Amendment No. 533 to the Registrant’s Registration Statement on Form N-1A filed on March 18, 2022.

(b)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Kensington Managed Income Fund and Kensington Dynamic Growth Fund, and Kensington Asset Management, LLC – incorporated herein by reference to Post-Effective Amendment No. 533 to the Registrant’s Registration Statement on Form N-1A filed on March 18, 2022.

(7)
Distribution Agreement between the Trust, on behalf of the Kensington Managed Income Fund and Kensington Dynamic Growth Fund, and Quasar Distributors, LLC – incorporated herein by reference to Post-Effective Amendment No. 533 to the Registrant’s Registration Statement on Form N-1A filed on March 18, 2022.

(8)			Not applicable.
(9)	(a)		Custody Agreement between the Trust and U.S. Bank National Association - incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on May 5, 2011
(b)
Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference to Post-Effective Amendment No. 533 to the Registrant’s Registration Statement on Form N-1A filed on March 18, 2022.

(10)	(a)		Amended and Restated Rule 12b-1 Plan – incorporated herein by reference to Post-Effective Amendment No. 533 to the Registrant’s Registration Statement on Form N-1A filed on March 18, 2022.
	(b)		Rule 18f-3 Plan – incorporated herein by reference to Post-Effective Amendment No. 533 to the Registrant’s Registration Statement on Form N-1A filed on March 18, 2022.
(11)
Opinion and Consent of Counsel by Stradley Ronon Stevens & Young LLP for the Kensington Managed Income Fund and Kensington Dynamic Growth Fund – incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on March 21, 2022.

(12)			Opinion and Consent of Stradley Ronon Stevens & Young LLP regarding tax matters – filed herewith
(13)	(a)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(i)
Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Post-Effective Amendment No. 533 to the Registrant’s Registration Statement on Form N-1A filed on March 18, 2022.

	(b)		Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(i)
Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Post-Effective Amendment No. 533 to the Registrant’s Registration Statement on Form N-1A filed on March 18, 2022.

	(c)		Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011.
(i)
Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Post-Effective Amendment No. 533 to the Registrant’s Registration Statement on Form N-1A filed on March 18, 2022.

(14)	(a)		Consent of Independent Registered Public Accounting Firm (BBD) – incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on March 21, 2022.
	(b)		Consent of Independent Registered Public Accounting Firm (Cohen) – incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on March 21, 2022.
(15)			Not Applicable.
(16)
Powers of Attorney for Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson dated February 23, 2022 – incorporated herein by reference to Post-Effective Amendment No. 533 to the Registrant’s Registration Statement on Form N-1A filed on March 18, 2022.

(17)			Form of Proxy Card – incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on March 21, 2022.

ITEM 17. UNDERTAKINGS:
(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of Milwaukee, State of Wisconsin on the 27th day of June, 2022.

Managed Portfolio Series

By: /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer
President

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 27th day of June, 2022.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	Leonard M. Rush*	Trustee
Leonard M. Rush

	David M. Swanson*	Trustee
David M. Swanson

	/s/ Brian R. Wiedmeyer	President and Principal Executive Officer
Brian R. Wiedmeyer

	/s/ Benjamin Eirich	Treasurer, Principal Financial Officer and Principal Accounting Officer
Benjamin Eirich

*By:	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Attorney-In-Fact pursuant to Power of Attorney

PART C
EXHIBIT INDEX

Exhibit Number	Description
(12)	Opinion and Consent of Stradley Ronon Stevens & Young LLP regarding tax matters